Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

12. Inventories

	December 31, 2021	December 31, 2020
Finished products	2,795	2,712
Work in progress	820	647
Consumable inventory	857	882

Allowance to net realizable value (i)	(95)	(180)
Total	4,377	4,061

(i) In 2021, the effect of provision for net realizable value was US$1 (2020: reversal of US$20).

Finished and work in progress products inventories by segments are presented in note 4(b) and the cost of goods sold is presented in note 5(a).

Accounting policy

Inventories are stated at the lower of cost and net realizable value. Inventory production cost comprises variable and fixed costs, direct and indirect costs of production and are assigned to individual items of inventory based on weighted average costs method. At the end of the reporting period, net realizable value of inventories are assessed and a provision for losses on obsolete or slow-moving inventory may be recognized. The write-downs and reversals are recognized as “Cost of goods sold, and services rendered”.